Per Share Amounts	12 Months Ended
Sep. 30, 2013
Earnings Per Share [Abstract]
Per Share Amounts
Per Share Amounts

For the year ended September 30, 2013, the effect of dilutive securities was $nil (2012 - $nil, 2011 - $404). For the year ended September 30, 2013, there were 1,168,335 stock options which were anti-dilutive and therefore not considered in computing diluted earnings per share (2012 - 1,219,236, 2011 - nil)